Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current assets
GST	22,993	31,441
Other debtors – research and development tax refund receivable	390,800	143,313
Accounts receivable	45,931	8,251
	459,724	183,005